UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-21689
                                                      ---------

                          The Piedmont Investment Trust
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)


       324 W. Wendover Avenue, Suite 135, Greensboro, North Carolina 27408
       -------------------------------------------------------------------
                    (Address of Principal Executive Offices)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
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                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2005
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                      Market Value                                                     Market Value
                                         Shares         (Note 1)                                          Shares         (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 88.78%                                               Retail - 10.43%
                                                                       Home Depot, Inc.                       3,000   $    121,440
Banks - 10.47%                                                         Wal-Mart Stores, Inc.                  3,000        140,400
                                                                                                                      ------------
    Commerce Bancorp, Inc.                 3,800   $     130,758                                                           261,840
    Wells Fargo Company                    2,100         131,943                                                      ------------
                                                    ------------      Software - 6.05%
                                                         262,701       Microsoft Corporation                  3,000         78,450
                                                    ------------      * Oracle Corporation                    6,000         73,260
Chemicals - 1.69%                                                                                                     ------------
                                                                                                                           151,710
    E.I. Du Pont de Nemours and                                                                                       ------------
       Company                             1,000          42,500     Telecommunications - 7.20%
                                                    ------------       Motorola, Inc.                         8,000        180,720
Cosmetics/Personal Care - 3.92%                                                                                       ------------
    Procter & Gamble Company               1,700          98,396
                                                    ------------     Total Common Stocks (Cost $2,154,988)               2,227,874
Healthcare - Products - 11.34%                                                                                        ------------
    Johnson & Johnson                      2,000         120,200
    Stryker Corporation                    3,700         164,391     INVESTMENT COMPANIES - 4.54%
                                                    ------------       Merrimac Cash Series Nottingham
                                                         284,591           Shares                           112,445        112,445
                                                    ------------        Merrimac US Government Series
Healthcare - Services - 7.43%                                              Fund                               1,465          1,465
    UnitedHealth Group Inc.                3,000         186,420                                                      ------------
                                                    ------------     Total Investment Companies (Cost $113,910)            113,910
Insurance - 8.16%                                                                                                     ------------
    American International
       Group, Inc.                         3,000         204,690     Total Investments (Cost $2,268,898) - 93.32%     $  2,341,784
                                                                     Other Assets less Liabilities - 6.68%                 167,593
Media - 4.78%                                                                                                         ------------
    The Walt Disney Company                5,000         119,850
                                                    ------------     Net Assets - 100.00%                             $  2,509,377
Miscellaneous - Manufacturing - 8.67%                                                                                 ============
    3M Co.                                 1,000          77,500
    General Electric Company               4,000         140,200     *  Non-income producing investment.
                                                    ------------
                                                         217,700     Aggregate cost for federal income tax purposes is $2,269,417.
                                                    ------------     Unrealized  appreciation/(depreciation)  of  investments  for
Oil & Gas Services - 2.47%                                           federal income tax purposes is as follows:
    Halliburton Company                    1,000          61,960
                                                    ------------     Aggregate gross unrealized appreciation          $    134,918
Pharmaceuticals - 2.14%                                              Aggregate gross unrealized depreciation               (62,551)
    Pfizer Inc.                            2,300          53,636                                                      ------------
                                                    ------------
Restaurants - 4.03%                                                Net unrealized appreciation                        $     72,367
    McDonald's Corporation                 3,000         101,160                                                      ============
                                                    ------------
                                                                                                                       (Continued)


THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of December 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------    ---------------------------------------------------------------

Note 1 - Investment Valuation

The Fund's  investments  in securities  are carried at value.
Securities  listed on an  exchange  or  quoted on a  national market  system are valued at the last sales  price as of 4:00
p.m.   Eastern   Time.   Securities   traded  in  the  NASDAQ
over-the-counter  market are  generally  valued at the NASDAQ
Official  Closing  Price.  Other  securities  traded  in  the over-the-counter  market and listed  securities  for which no sale was  reported on that date are valued at the most recent bid price.  Securities  and  assets for which  representative market  quotations are not readily  available  (e.g.,  if the exchange  on which  the  portfolio  security  is  principally traded closes early or if trading of the particular portfolio security is halted  during the day and does not resume  prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing  procedures are valued at fair value as  determined  in good faith  under policies  approved by the  Trustees.  A portfolio  security's
"fair value"  price may differ from the price next  available for that  portfolio  security using the Fund's normal pricing procedures.  Investment  companies  are  valued  at net asset value.  Instruments  with  maturities  of 60 days or less are valued at amortized cost, which approximates market value.


Summary of Investments by Industry
                                       % of Net
Industry                                Assets        Value
-------------------------------------------------------------
Banks                                   10.47%      $ 262,701
Chemicals                                1.69%         42,500
Cosmetics/Personal Care                  3.92%         98,396
Healthcare - Products                   11.34%        284,591
Healthcare - Services                    7.43%        186,420
Insurance                                8.16%        204,690
Media                                    4.78%        119,850
Miscellaneous Manufacturing              8.67%        217,700
Investment Companies                     4.54%        113,910
Oil & Gas Services                       2.47%         61,960
Pharmaceuticals                          2.14%         53,636
Restaurants                              4.03%        101,160
Retail                                  10.43%        261,840
Software                                 6.05%        151,710
Telecommunications                       7.20%        180,720
-------------------------------------------------------------
Total                                   93.32%    $ 2,341,784


ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS
         --------

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Piedmont Investment Trust


By: (Signature and Title)    /s/ David M. Clark III
                             _____________________________________
                             David M. Clark III, Trustee, President,
                             Treasurer, Principal Executive Officer
                             and Principal Financial Officer

Date: February 20, 2006








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)    /s/ David M. Clark III
                             _____________________________________
                             David M. Clark III, Trustee, President,
                             Treasurer, Principal Executive Officer
                             and Principal Financial Officer
                             The Piedmont Investment Trust

Date: February 20, 2006